Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.9%
Safran S.A.(1)	29,480	$3,705,859

		$3,705,859

Banks — 6.1%
Bank of New York Mellon Corp. (The)	154,648	$6,159,630
Citigroup, Inc.	90,633	5,255,808
HDFC Bank, Ltd.(1)	145,949	2,786,231
ING Groep NV(1)	516,948	4,596,370
Mitsubishi UFJ Financial Group, Inc.	747,791	3,376,858
Wells Fargo & Co.	105,796	3,161,185

		$25,336,082

Beverages — 1.2%
Diageo PLC	121,215	$4,866,439

		$4,866,439

Biotechnology — 1.2%
CSL, Ltd.	24,744	$5,129,963

		$5,129,963

Building Products — 1.0%
Assa Abloy AB, Class B	161,309	$3,989,458

		$3,989,458

Chemicals — 0.7%
Sika AG	11,436	$3,111,870

		$3,111,870

Construction & Engineering — 0.0%
Abengoa S.A., Class A(1)(2)	103,700	$0
Abengoa S.A., Class B(1)(2)	1,072,295	0

		$0

Construction Materials — 1.0%
CRH PLC	104,402	$4,284,115

		$4,284,115

Consumer Finance — 0.6%
Capital One Financial Corp.	23,787	$2,480,033

		$2,480,033

Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B(1)	30,333	$6,911,980
ORIX Corp.	259,807	4,168,835

		$11,080,815

Security	Shares	Value
Electric Utilities — 2.1%
Iberdrola S.A.	288,399	$3,904,690
NextEra Energy, Inc.	59,426	4,805,781

		$8,710,471

Electrical Equipment — 2.9%
AMETEK, Inc.(3)	56,438	$6,392,168
Schneider Electric SE	39,317	5,754,461

		$12,146,629

Electronic Equipment, Instruments & Components — 5.0%
CDW Corp.	23,750	$3,126,925
Halma PLC	89,454	3,015,155
Keyence Corp.	7,464	4,007,280
Murata Manufacturing Co., Ltd.	31,329	3,009,089
TE Connectivity, Ltd.	36,289	4,369,196
Zebra Technologies Corp., Class A(1)(3)	8,333	3,231,787

		$20,759,432

Entertainment — 2.3%
Nintendo Co., Ltd.	5,108	$2,940,344
Walt Disney Co. (The)(1)	40,328	6,781,960

		$9,722,304

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	13,268	$3,016,613
Equity Residential	50,621	3,120,278

		$6,136,891

Food Products — 3.2%
Mondelez International, Inc., Class A	128,970	$7,150,097
Nestle S.A.	56,538	6,337,716

		$13,487,813

Health Care Equipment & Supplies — 4.6%
Alcon, Inc.(1)	65,600	$4,707,939
Boston Scientific Corp.(1)(3)	184,827	6,550,269
Intuitive Surgical, Inc.(1)	6,325	4,728,823
Straumann Holding AG	2,705	2,998,300

		$18,985,331

Health Care Providers & Services — 0.9%
Anthem, Inc.	12,269	$3,643,648

		$3,643,648

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.8%
Compass Group PLC(1)	180,590	$3,225,838

		$3,225,838

Industrial Conglomerates — 1.0%
DCC PLC	56,504	$4,250,773

		$4,250,773

Insurance — 2.5%
Allstate Corp. (The)	33,953	$3,639,083
Aviva PLC	791,887	3,622,156
AXA S.A.	134,143	2,971,850

		$10,233,089

Interactive Media & Services — 6.7%
Alphabet, Inc., Class C(1)	9,041	$16,596,926
Facebook, Inc., Class A(1)	30,121	7,781,158
Tencent Holdings, Ltd.	38,473	3,428,070

		$27,806,154

Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.(1)(3)	5,119	$16,412,538

		$16,412,538

IT Services — 3.2%
Amadeus IT Group S.A.	75,938	$4,848,127
Global Payments, Inc.	13,548	2,391,493
Visa, Inc., Class A	30,910	5,973,357

		$13,212,977

Leisure Products — 1.3%
Yamaha Corp.	94,312	$5,315,080

		$5,315,080

Life Sciences Tools & Services — 0.6%
Lonza Group AG	4,240	$2,708,086

		$2,708,086

Machinery — 4.4%
Alstom S.A.(1)	63,798	$3,459,100
Ingersoll Rand, Inc.(1)	70,776	2,961,268
Sandvik AB(1)	165,935	4,132,628
SMC Corp.	6,354	3,845,203
Stanley Black & Decker, Inc.	22,556	3,913,240

		$18,311,439

Security	Shares	Value
Metals & Mining — 1.5%
Rio Tinto, Ltd.	73,568	$6,157,565

		$6,157,565

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp.	136,471	$2,128,948

		$2,128,948

Multi-Utilities — 0.5%
CMS Energy Corp.	35,615	$2,025,781

		$2,025,781

Oil, Gas & Consumable Fuels — 2.1%
Chevron Corp.	21,918	$1,867,414
EOG Resources, Inc.	79,216	4,036,847
Phillips 66	40,276	2,730,713

		$8,634,974

Personal Products — 1.6%
Unilever PLC	112,827	$6,572,756

		$6,572,756

Pharmaceuticals — 7.0%
Eli Lilly & Co.	30,787	$6,402,772
Novo Nordisk A/S, Class B	67,722	4,718,069
Roche Holding AG PC	16,613	5,733,342
Sanofi	69,223	6,510,302
Zoetis, Inc.	37,420	5,772,035

		$29,136,520

Professional Services — 3.2%
Recruit Holdings Co., Ltd.	103,837	$4,516,639
RELX PLC	253,011	6,264,167
Verisk Analytics, Inc.	13,721	2,517,804

		$13,298,610

Semiconductors & Semiconductor Equipment — 6.3%
ASML Holding NV	14,481	$7,730,736
Infineon Technologies AG	153,215	6,138,338
Micron Technology, Inc.(1)(3)	73,086	5,720,441
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	54,763	6,654,800

		$26,244,315

Software — 6.1%
Dassault Systemes SE	20,068	$4,006,042
Intuit, Inc.	10,583	3,822,897
Microsoft Corp.(3)	74,958	17,387,258

		$25,216,197

Security	Shares	Value
Specialty Retail — 2.6%
Lowe’s Cos., Inc.(3)	28,594	$4,770,909
TJX Cos., Inc. (The)	92,194	5,904,104

		$10,675,013

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	81,885	$10,805,545

		$10,805,545

Textiles, Apparel & Luxury Goods — 3.2%
adidas AG(1)	23,019	$7,298,837
LVMH Moet Hennessy Louis Vuitton SE	9,720	5,876,663

		$13,175,500

Total Common Stocks (identified cost $312,057,263)		$413,124,851

Corporate Bonds & Notes — 16.7%

Security	Principal Amount (000’s omitted)	Value
Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70% to 9/30/30(4)(5)	$706	$795,132

		$795,132

Banks — 9.3%
Banco Mercantil del Norte S.A./Grand Cayman, 7.50% to 6/27/29(4)(5)(6)	$1,480	$1,615,635
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(4)(5)(6)	380	418,570
Bank of America Corp., Series AA, 6.10% to 3/17/25(4)(5)	1,445	1,627,872
Barclays PLC, 7.75% to 9/15/23(4)(5)	2,105	2,297,502
Citigroup, Inc., Series M, 6.30% to 5/15/24(4)(5)	2,800	3,000,508
Comerica, Inc., 5.625% to 7/1/25(4)(5)	1,001	1,103,970
Credit Suisse Group AG, 4.50% to 9/3/30(4)(5)(6)	1,023	1,015,327
Credit Suisse Group AG, 7.50% to 7/17/23(4)(5)(6)	1,838	2,005,221
HSBC Holdings PLC, 6.375% to 9/17/24(4)(5)	1,393	1,503,535
HSBC Holdings PLC, 6.875% to 6/1/21(4)(5)	1,527	1,552,027
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	1,005	1,185,156
ING Groep NV, 6.50% to 4/16/25(4)(5)	2,945	3,243,476
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)(5)	1,924	2,103,184
Lloyds Banking Group PLC, 7.50% to 6/27/24(4)(5)	2,447	2,726,496
Natwest Group PLC, 8.00% to 8/10/25(4)(5)	1,880	2,211,294
Regions Financial Corp., Series D, 5.75% to 6/15/25(4)(5)	1,751	1,960,017
Societe Generale S.A., 5.375% to 11/18/30(4)(5)(6)	2,154	2,250,930
Standard Chartered PLC, 4.75% to 1/14/31(4)(5)(6)	204	206,591
Standard Chartered PLC, 7.75% to 4/2/23(4)(5)(6)	1,765	1,912,007
SVB Financial Group, 4.10% to 2/15/31(4)(5)	507	516,481
Truist Financial Corp., Series P, 4.95% to 9/1/25(4)(5)	502	549,690
Truist Financial Corp., Series Q, 5.10% to 3/1/30(4)(5)	1,221	1,380,096
Zions Bancorp NA, 5.80% to 6/15/23(4)(5)	2,020	2,021,414

		$38,406,999

Security	Principal Amount (000’s omitted)	Value
Capital Markets — 1.8%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(4)	$965	$981,284
Charles Schwab Corp. (The), Series H, 4.00% to 12/1/30(4)(5)	1,267	1,311,345
State Street Corp., Series F, 3.814%(5)	2,248	2,254,744
UBS Group AG, 6.875% to 8/7/25(4)(5)(7)	2,421	2,732,704

		$7,280,077

Diversified Financial Services — 0.4%
Discover Financial Services, Series D, 6.125% to 6/23/25(4)(5)	$1,118	$1,263,195
Textron Financial Corp., 1.956%, (3 mo. USD LIBOR + 1.735%), 2/15/67(6)(8)	553	443,782

		$1,706,977

Electric Utilities — 1.5%
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	$970	$1,134,168
Sempra Energy, 4.875% to 10/15/25(4)(5)	2,400	2,591,280
Southern California Edison Co., Series E, 6.25% to 2/1/22(4)(5)	720	736,306
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(4)	990	1,047,567
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(4)	808	836,020

		$6,345,341

Food Products — 0.8%
Land O’ Lakes, Inc., 8.00%(5)(6)	$3,103	$3,273,665

		$3,273,665

Gas Utilities — 0.4%
NiSource, Inc., 5.65% to 6/15/23(4)(5)	$1,785	$1,840,781

		$1,840,781

Insurance — 0.3%
QBE Insurance Group, Ltd., 5.875% to 5/12/25(4)(5)(6)	$1,253	$1,365,645

		$1,365,645

Multi-Utilities — 0.7%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(4)(5)	$2,330	$2,449,392
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(4)	275	301,736

		$2,751,128

Oil, Gas & Consumable Fuels — 1.1%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(4)(5)	$980	$834,225
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(4)(5)	3,189	1,761,923
Odebrecht Oil & Gas Finance, Ltd., 0.00%(5)(6)	2,260	18,643
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	2,595	2,159,818

		$4,774,609

Security	Principal Amount (000’s omitted)	Value
Pipelines — 0.2%
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(4)(5)	$1,064	$864,500

		$864,500

Total Corporate Bonds & Notes (identified cost $68,896,225)		$69,404,854

Exchange-Traded Funds — 0.7%

Security	Shares	Value
Equity Funds — 0.7%
First Trust Preferred Securities and Income ETF	149,216	$2,996,257

Total Exchange-Traded Funds (identified cost $3,003,754)		$2,996,257

Preferred Stocks — 6.8%

Security	Shares	Value
Banks — 2.2%
AgriBank FCB, 6.875% to 1/1/24(4)	16,581	$1,809,402
Bank of America Corp., Series PP, 4.125%	32,186	804,650
CoBank ACB, Series F, 6.25% to 10/1/22(4)	16,600	1,772,050
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(6)	2,500	273,125
Huntington Bancshares, Inc., Series D, 6.25%	30,100	764,239
Signature Bank, Series A, 5.00%	40,000	1,017,600
Texas Capital Bancshares, Inc., 6.50%	17,563	445,573
Wells Fargo & Co., Series AA, 4.70%	11,933	300,711
Wells Fargo & Co., Series L, 7.50% (Convertible)	664	958,816
Wells Fargo & Co., Series Z, 4.75%	39,947	999,474

		$9,145,640

Capital Markets — 0.6%
Affiliated Managers Group, Inc., 4.75%	18,675	$488,911
Morgan Stanley, Series K, 5.85% to 4/15/27(4)	74,125	2,119,975

		$2,608,886

Electric Utilities — 0.5%
SCE Trust III, Series H, 5.75% to 3/15/24(4)	41,887	$1,018,692
SCE Trust IV, Series J, 5.375% to 9/15/25(4)	8,065	195,173
SCE Trust V, Series K, 5.45% to 3/15/26(4)	27,041	690,357

		$1,904,222

Equity Real Estate Investment Trusts (REITs) — 0.3%
SITE Centers Corp., Series A, 6.375%	49,475	$1,241,822
SITE Centers Corp., Series K, 6.25%	1,375	34,568

		$1,276,390

Food Products — 0.7%
Dairy Farmers of America, Inc., 7.875%(6)	22,100	$2,210,000
Ocean Spray Cranberries, Inc., Series A, 6.25%(6)	6,085	535,480

		$2,745,480

Security	Shares	Value
Insurance — 0.9%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(4)	63,473	$1,697,903
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(4)	80,000	2,201,600

		$3,899,503

Oil, Gas & Consumable Fuels — 0.5%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(4)	128,725	$2,210,208

		$2,210,208

Pipelines — 0.3%
Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(4)	44,000	$919,600
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(4)	19,280	424,546

		$1,344,146

Real Estate Management & Development — 0.6%
Brookfield Property Partners, L.P., Series A, 5.75%	5,394	$125,411
Brookfield Property Partners, L.P., Series A-1, 6.50%	52,225	1,291,524
Brookfield Property Partners, L.P., Series A2, 6.375%	34,695	840,660

		$2,257,595

Wireless Telecommunication Services — 0.2%
United States Cellular Corp., 5.50%	32,000	$805,440

		$805,440

Total Preferred Stocks (identified cost $28,849,108)		$28,197,510

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(9)	3,296,553	$3,296,553

Total Short-Term Investments (identified cost $3,296,553)		$3,296,553

Total Investments — 124.6%(10) (identified cost $416,102,903)		$517,020,025

Other Assets, Less Liabilities — (24.6)%		$(102,059,637)

Net Assets — 100.0%		$414,960,388

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)

All or a portion of this security was on loan at January 31, 2021 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2021 was $46,606,080 and the total market value of the collateral received by the Fund was $48,456,991, comprised of cash.

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $17,544,621 or 4.2% of the Fund’s net assets.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of these securities is $2,732,704 or 0.7% of the Fund’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

(10)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.9%	$283,787,378
United Kingdom	8.6	44,226,736
Switzerland	6.9	35,719,701
France	6.7	34,535,207
Japan	6.0	31,179,328
Netherlands	3.0	15,570,582
Germany	2.6	13,437,175
Australia	2.4	12,653,173
Spain	1.7	8,752,817
Sweden	1.6	8,122,086
Taiwan	1.3	6,654,800
Ireland	1.0	5,265,399
Denmark	0.9	4,718,069
China	0.7	3,428,070
India	0.5	2,786,231
Mexico	0.4	2,034,205
Canada	0.2	1,134,168
Brazil	0.0 (1)	18,643
Exchange-Traded Funds	0.6	2,996,257

Total Investments	100.0%	$517,020,025

(1)	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PC	-	Participation Certificate

USD	-	United States Dollar

The Fund did not have any open derivative instruments at January 31, 2021.

At January 31, 2021, the value of the Fund’s investment in affiliated funds was $3,296,553, which represents 0.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$5,123,783	$26,012,620	$(27,839,850)	$—	$—	$3,296,553	$666	3,296,553

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Communication Services	$31,160,044	$6,368,414		$—	$37,528,458
Consumer Discretionary	27,087,551	21,716,418		—	48,803,969
Consumer Staples	7,150,097	17,776,911		—	24,927,008
Energy	8,634,974	—		—	8,634,974
Financials	29,736,667	21,522,300		—	51,258,967
Health Care	27,097,547	32,506,001		—	59,603,548
Industrials	15,784,480	39,918,288		0	55,702,768
Information Technology	63,483,699	32,754,767		—	96,238,466
Materials	—	13,553,550		—	13,553,550
Real Estate	6,136,891	—		—	6,136,891
Utilities	6,831,562	3,904,690		—	10,736,252
Total Common Stocks	$223,103,512	$190,021,339	**	$0	$413,124,851
Corporate Bonds & Notes	$—	$69,404,854		$—	$69,404,854
Exchange-Traded Funds	2,996,257	—		—	2,996,257
Preferred Stocks
Communication Services	805,440	—		—	805,440
Consumer Staples	—	2,745,480		—	2,745,480
Energy	3,554,354	—		—	3,554,354
Financials	11,799,452	3,854,577		—	15,654,029
Real Estate	3,533,985	—		—	3,533,985
Utilities	1,904,222	—		—	1,904,222
Total Preferred Stocks	$21,597,453	$6,600,057		$—	$28,197,510
Short-Term Investments	$—	$3,296,553		$—	$3,296,553
Total Investments	$247,697,222	$269,322,803		$0	$517,020,025

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.